Property, plant and equipment (Table)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Detailed disclosure of property, plant and equipment	The Barclays Bank Group uses the following annual rates in calculating depreciation:

Annual rates in calculating depreciation	Depreciation rate
Freehold land	Not depreciated
Freehold buildings and long-leasehold property (more than 50 years to run)	2%-3.3%
Leasehold property over the remaining life of the lease (less than 50 years to run)	Over the remaining life of the lease
Costs of adaptation of freehold and leasehold property	6%-10%
Equipment installed in freehold and leasehold property	6%-10%
Computers and similar equipment	17%-33%
Fixtures and fittings and other equipment	9%-20%

	Barclays Bank Group
	Investment property	Property	Equipment	Right of use assets[a]	Total
	£m	£m	£m	£m	£m
Cost
As at 1 January 2022	7	1,702	1,058	715	3,482
Additions	—	93	79	20	192
Disposals[b]	(1)	(269)	(212)	(14)	(496)
Exchange and other movements	(1)	98	114	60	271
As at 31 December 2022	5	1,624	1,039	781	3,449
Accumulated depreciation and impairment
As at 1 January 2022	—	(920)	(877)	(437)	(2,234)
Depreciation charge	—	(70)	(61)	(69)	(200)
Impairment charge	—	—	—	(13)	(13)
Disposals	—	269	209	16	494
Exchange and other movements	—	(61)	(46)	(10)	(117)
As at 31 December 2022	—	(782)	(775)	(513)	(2,070)
Net book value	5	842	264	268	1,379
Cost
As at 1 January 2021	10	1,619	987	688	3,304
Additions	—	85	70	27	182
Disposals	(2)	(32)	(12)	(58)	(104)
Exchange and other movements	(1)	30	13	58	100
As at 31 December 2021	7	1,702	1,058	715	3,482
Accumulated depreciation and impairment
As at 1 January 2021	—	(730)	(821)	(216)	(1,767)
Depreciation charge	—	(70)	(55)	(68)	(193)
Impairment charge	—	(108)	—	(160)	(268)
Disposals	—	27	10	9	46
Exchange and other movements	—	(39)	(11)	(2)	(52)
As at 31 December 2021	—	(920)	(877)	(437)	(2,234)
Net book value	7	782	181	278	1,248
Notes
aRight of use (ROU) asset balances relate to Property Leases under IFRS 16. Refer to Note 20 for further details.
bDisposals pertain to fully depreciated assets which are not in use.